Inventories Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Finished products	$ 413,766	$ 368,334
Products in process and raw materials	65,250	16,077
Supplies and expendable parts	125,092	61,922
Inventories, Gross	604,108	446,333
Less allowances	(119,189)	(99,026)
Total	$ 484,919	$ 347,307